UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04911
                                  ----------------------------------------------

             State Street Research Financial Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research & Management Company
             One Financial Center, Boston, MA 02110
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  10/31/03
                        -----------------
Date of reporting period:  11/01/02 - 4/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semiannual Report is attached.

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Financial Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Financial Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Certification Exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  State Street Research Financial Trust

                  By:     /s/ Richard S. Davis
                       ---------------------------------------------------------
                          Richard S. Davis, President, Chairman and
                          Chief Executive Officer

                  Date    June 25, 2003
                       ---------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:     /s/ Richard S. Davis
                       ---------------------------------------------------------
                          Richard S. Davis, President, Chairman and
                          Chief Executive Officer
                          Principal Executive Officer

                  Date    June 25, 2003
                       ------------------------

                  By:     /s/ Douglas A. Romich
                       ---------------------------------------------------------
                          Douglas A. Romich, Treasurer
                          Principal Financial Officer

                  Date    June 25, 2003
                       ------------------------

[LOGO] STATE STREET RESEARCH

Government Income Fund
--------------------------------------------------------------------------------
                [GRAPHIC]
                Semiannual Report to Shareholders
                April 30, 2003

In This Report
                                Investment Update

                                plus
                                  A Review of Fund Performance,
                                  Key Facts and Financial Statements

Contents

2     6-Month Review
      A look at the fund and its market environment over the past 6 months

4     The Fund in Detail
      Portfolio holdings, financials and notes

From the Chairman

Better Times

for the U.S. financial markets have raised hopes that the darkest period for American investors in more than 30 years is coming to an end. Almost every major U.S. stock and bond market index reported a gain for the six-month period ended April 30, 2003, despite uncertainty about the U.S. economy and the outbreak of war with Iraq. In the final month of the period, the economy also gave signs of stabilizing as pockets of improvement emerged in the manufacturing sector.

[Photo of Richard S. Davis]
Richard S. Davis

In the report that follows, your portfolio management team talks in greater detail about the fund's performance and management during the period. We hope that you will discuss any questions you have about the fund with your financial advisor. As always, thank you for investing with State Street Research.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
April 30, 2003

[GRAPHIC]
6-Month Review

           How State Street Research Government Income Fund Performed

In a generally volatile period for bonds, State Street Research Government Income Fund returned 2.68% for the six months ended April 30, 2003.(1) The fund slightly outperformed its peer group, the Lipper General U.S. Government Funds Average, which returned 2.62%.(2) The Merrill Lynch Government Master Index gained 3.02% for the period.(3)

Reasons for the Fund's Performance

As interest rates declined throughout the period in response to the mounting threat of war, rising energy prices and a disappointing economy, our decision to lengthen the fund's duration helped the fund's performance. Duration is a measure of the fund's sensitivity to changing interest rates. Nevertheless, the fund's shorter duration was a slight drag on relative performance.

The fund's relatively heavy weighting in higher-yielding mortgage-backed securities also helped performance. However, a relatively light exposure to agency securities kept the fund from fully participating in the gains of this sector.

Looking Ahead

We expect the economy to pick up in the period ahead. However, we anticipate it will remain below the economy's long-term trend as capital investment is not likely to pick up until late 2003 or 2004.We also expect interest rates and inflation to remain relatively low. To capitalize on this environment, we have focused on intermediate- and long-term maturities. Should interest rates move higher, we would selectively scale back our mortgage holdings. n

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

      2.68% [UP ARROW]

"Our decision to lengthen duration and to emphasize higher-yielding mortgage securities helped performance."

The State Street Research Fixed Income Team

Merrill Lynch Government Master Index(3)

      3.02% [UP ARROW]

2 State Street Research Government Income Fund

The Fund at a Glance as of 4/30/03

State Street Research Government Income Fund is a bond fund focusing on U.S. government securities.

Hits & Misses

[GRAPHIC]
Mortgage-Backed Securities

As the spread between Treasury and mortgage-backed bond yields narrowed, the fund's emphasis on the latter produced gains for the fund.

[GRAPHIC]
Agency Bonds

Our modestly lighter weight in agency debentures was a slight drag on performance as the sector performed well.

                         Total Net Assets: $747 million
--------------------------------------------------------------------------------

Asset Allocation

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Agency Mortgage    49%
U.S. Treasury           43%
Other Mortgage           6%
Cash                     2%
---------------------------
Total                  100%

See page 7 for more detail.

Performance

Fund average annual total return as of 4/30/03 (4,6,7)
(does not reflect sales charge)

Share Class       1 Year       5 Years      10 Years
----------------------------------------------------
Class A            8.48%        6.55%        6.57%
Class B(1)         7.72%        5.72%        5.74%
Class B            7.76%        5.80%        5.78%
Class C            7.76%        5.79%        5.78%
Class R            8.43%        6.54%        6.57%
Class S            8.81%        6.85%        6.85%

Fund average annual total return as of 3/31/03 (4,5,6,7)
(at maximum applicable sales charge)

Share Class       1 Year       5 Years      10 Years
----------------------------------------------------
Class A            5.22%        5.56%        6.10%
Class B(1)         4.50%        5.40%        5.78%
Class B            4.45%        5.46%        5.81%
Class C            8.45%        5.78%        5.81%
Class S           10.60%        6.86%        6.87%

Bond Yields
--------------------------------------------------------------------------------
October 31, 2002, to April 30, 2003

  [THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                         90-Day U.S.         10-Year U.S.        30-Year U.S.
                          Treasury             Treasury            Treasury
                         Securities           Securities          Securities
10/02                        1.45                3.89                4.99
11/02                        1.22                4.21                5.04
12/02                         1.2                3.82                4.78
 1/03                        1.17                3.96                4.84
 2/03                         1.2                3.69                4.67
 3/03                        1.11                 3.8                4.82
 4/03                        1.11                3.84                4.77

Ticker Symbols

State Street Research Government Income Fund

Class A: SSGIX Class B(1): SGIPX Class B: SSGBX Class C: SGIDX Class R: SGIRX Class S: SGISX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.
(2) The Lipper General U.S. Government Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.
(3) The Merrill Lynch Government Master Index is comprised of fixed-rate U.S. Treasury and agency securities. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.
(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5) Performance reflects a maximum 4.5% Class A front end sales charge, or 5% Class B or B(1) share or 1% Class C share contingent deferred sales charge, where applicable.
(6) Class S shares, offered without sales charge, are only available to certain employee benefit plans and through special programs.
(7) Class R shares, offered without sales charge, are only available through retirement plans participating in certain platforms sponsored by brokers/dealers. Returns for Class R reflect Class A performance through April 2, 2003. Class R was introduced on April 3, 2003.

[GRAPHIC]
The Fund in Detail

--------------------------------------------------------------------------------
CHANGE IN INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP resigned as the Fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the Fund's independent accountants for the fund's fiscal year ended April 30, 2003. During the two previous years, PricewaterhouseCoopers LLP's audited reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements to such years.
--------------------------------------------------------------------------------

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.

4 State Street Research Government Income Fund

About the Fund

Business Structure

State Street Research Government Income Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide high current income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.

Share Classes

The fund generally offers five share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 4.50% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker/dealers, which may involve multiple fund families. Class R shares pay annual service and distribution fees of 0.50%.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, the most recent business day).The fund uses the following methods for determining the values of various types of securities:

o Fixed income securities - The fund uses a pricing service that the fund's trustees have approved.

o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest - The fund accrues interest daily as it earns it.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest earned, less the estimated daily expenses of the fund.

The fund may use forward foreign currency exchange contracts and future contracts for hedging purposes, attempting to offset a potential loss in one position by establishing an interest in an opposite position.The fund accounts for forward contracts by recording their total principal in its accounts and then marking them to market.The fund accounts for futures contracts by recording the variation margin, which is the daily change in the value of the contract.

The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles.The difference is primarily due to differing treatments for market discount, paydown gains and losses, wash sale deferrals and premium amortization.The fund distributes its earnings on the following schedule:

o Dividends from net investment income - The fund declares dividends daily and pays them monthly.

o     Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities,and income and expenses. Actual results could differ from these estimates.

The text and notes are an integral part of the financial statements.

6 State Street Research Government Income Fund

Portfolio Holdings
--------------------------------------------------------------------------------
April 30, 2003 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and by smaller subgroups as well.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

* Denotes a To Be Announced purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

** A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2003.
--------------------------------------------------------------------------------

                                                                   Coupon          Maturity         Amount
Issuer                                                              Rate             Date         of Principal          Value
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities  92.0% of net assets

U.S. Treasury 43.3%
U.S. Treasury Bond **                                               13.75%         8/15/2004       $23,950,000       $27,779,198
U.S. Treasury Bond                                                 11.625%        11/15/2004        42,700,000        49,345,187
U.S. Treasury Bond                                                  10.75%         8/15/2005         9,500,000        11,444,907
U.S. Treasury Bond                                                 10.375%        11/15/2012         9,850,000        13,051,250
U.S. Treasury Bond                                                  12.00%         8/15/2013        23,475,000        33,840,668
U.S. Treasury Bond                                                  11.25%         2/15/2015        19,325,000        32,162,540
U.S. Treasury Bond                                                 10.625%         8/15/2015        27,275,000        44,111,994
U.S. Treasury Bond                                                  9.875%        11/15/2015        12,650,000        19,583,781
U.S. Treasury Bond                                                   9.25%         2/15/2016        17,800,000        26,512,263
U.S. Treasury Bond                                                  8.875%         2/15/2019         1,325,000         1,968,868
U.S. Treasury Bond                                                   6.75%         8/15/2026        19,250,000        24,261,006
U.S. Treasury Bond                                                   5.25%        11/15/2028         5,500,000         5,781,017
U.S. Treasury Bond                                                   6.25%         5/15/2030        17,400,000        20,966,321
U.S. Treasury STRIP                                                  0.00%         8/15/2025        40,325,000        12,593,901
                                                                                                                     -----------
                                                                                                                     323,402,901
                                                                                                                     -----------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
April 30, 2003

                                                                   Coupon          Maturity         Amount
Issuer                                                              Rate             Date         of Principal          Value
--------------------------------------------------------------------------------------------------------------------------------
U.S. Agency Mortgage  48.7%

ENSCO Offshore Co.                                                   6.36%        12/01/2015        $3,011,691        $3,292,953
Federal Home Loan Mortgage Corp.                                     9.00%        12/01/2009         1,202,487         1,302,634
Federal Home Loan Mortgage Corp.                                     6.25%         3/05/2012         5,000,000         5,478,315
Federal Housing Administration Charles River Project                9.625%        12/01/2033         9,224,267         9,456,350
Federal Housing Administration East Bay Manor Project               10.00%         3/01/2033         6,603,745         6,603,745
Federal National Mortgage Association                                6.00%        12/15/2005         4,675,000         5,162,032
Federal National Mortgage Association                                5.50%         5/02/2006         9,350,000        10,178,326
Federal National Mortgage Association                               6.625%        10/15/2007        14,450,000        16,705,963
Federal National Mortgage Association                                8.00%         4/01/2008           899,225           963,570
Federal National Mortgage Association                                8.00%         6/01/2008         1,326,204         1,440,214
Federal National Mortgage Association                                8.50%         2/01/2009         1,778,978         1,938,331
Federal National Mortgage Association                                9.00%         5/01/2009         1,532,762         1,673,531
Federal National Mortgage Association                               7.125%         6/15/2010        33,400,000        40,406,151
Federal National Mortgage Association                                6.02%        11/25/2010         3,600,000         4,062,215
Federal National Mortgage Association                                6.50%        12/01/2014         3,698,557         3,921,253
Federal National Mortgage Association                                9.00%         4/01/2016           411,650           453,876
Federal National Mortgage Association                                6.50%         9/01/2016         3,288,324         3,484,588
Federal National Mortgage Association                                6.50%        10/01/2016         4,087,296         4,331,247
Federal National Mortgage Association                                7.00%         1/01/2017         3,747,526         4,002,906
Federal National Mortgage Association *                              6.00%         5/19/2018        19,025,000        19,934,623
Federal National Mortgage Association *                              5.50%         5/19/2018         9,300,000         9,669,099
Federal National Mortgage Association *                              5.00%         6/17/2018        38,475,000        39,484,969
Federal National Mortgage Association                                6.50%        12/01/2028         3,907,023         4,086,001
Federal National Mortgage Association                                6.50%         5/01/2029         2,849,823         2,979,385
Federal National Mortgage Association                                7.50%         7/01/2029         2,930,160         3,130,810
Federal National Mortgage Association                                7.00%         4/01/2032        10,416,921        11,006,195
Federal National Mortgage Association *                              7.00%         5/01/2032         6,533,917         6,903,567
Federal National Mortgage Association *                              7.50%         5/14/2033         2,650,000         2,823,906
Federal National Mortgage Association *                              6.50%         5/14/2033        40,075,000        41,865,872
Federal National Mortgage Association *                              5.50%         5/14/2033        12,000,000        12,326,256
Federal National Mortgage Association *                              6.00%         6/12/2033        38,625,000        40,085,488
Federal National Mortgage Association *                              5.50%         6/12/2033         7,375,000         7,545,547
Government National Mortgage Association                             9.50%         9/15/2009           605,681           672,666
Government National Mortgage Association                             9.50%        10/15/2009         1,081,947         1,201,539
Government National Mortgage Association                             9.50%        11/15/2009           511,556           568,132
Government National Mortgage Association                             9.50%        11/15/2017            71,249            80,322

The text and notes are an integral part of the financial statements.

8 State Street Research Government Income Fund

                                                                   Coupon          Maturity         Amount
Issuer                                                              Rate             Date         of Principal          Value
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                             9.50%         9/15/2019           $49,454           $55,807
Government National Mortgage Association                             7.00%         5/15/2027         2,088,871         2,220,787
Government National Mortgage Association                             7.00%         6/15/2028         1,646,969         1,749,920
Government National Mortgage Association                             7.00%        11/15/2028         7,563,653         8,040,031
Government National Mortgage Association                             6.50%        11/15/2028         4,680,976         4,931,796
Government National Mortgage Association                             6.50%         9/15/2029         4,604,601         4,848,732
Government National Mortgage Association                             7.50%         6/15/2031         2,841,098         3,032,767
Government National Mortgage Association *                           7.00%         5/21/2033         1,875,000         1,988,085
U.S. Department of Veterans Affairs REMIC 1998-3C                    6.50%         6/15/2021         7,500,000         7,702,570
                                                                                                                     -----------
                                                                                                                     363,793,072
                                                                                                                     -----------
Total U.S. Government Securities                                                                                     687,195,973(1)
                                                                                                                     -----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $666,033,922 for these securities.
--------------------------------------------------------------------------------

Other Investments 6.4% of net assets

Finance/Mortgage  6.4%

Bear Stearns Commercial Mortgage Securities Inc. 2000-2 Cl. A1       7.11%        10/15/2032         5,632,961         6,339,385
Chase Commercial Mortgage Securities Corp. 1998-2 Cl. A1            6.025%        11/18/2030         1,909,423         2,061,837
Chase Commercial Mortgage Securities Corp. 1998-2 Cl. A2             6.39%        11/18/2030         2,875,000         3,251,141
First Union Lehman Brothers Bank Series 1998-C2 Cl. A1               6.28%        11/18/2035         3,210,060         3,437,665
LB Commercial Conduit Mortgage Trust 1997-LL1 Cl. A1                 6.79%        10/12/2034         2,152,802         2,245,576
LB Commercial Conduit Mortgage Trust 1999-C2 Cl. A1                 7.105%        10/15/2032         3,153,161         3,479,376
LB-UBS Commercial Mortgage Trust 2001-C7 Cl. A4                      5.93%        12/15/2025         3,450,000         3,825,641
Merrill Lynch Mortgage Investments Inc. Series 1997-C2 Cl. A1        6.46%        12/10/2029         1,454,556         1,491,641
Morgan Stanley Capital Inc. 1998-A1                                  6.19%         3/15/2030           966,843         1,020,740
Morgan Stanley Capital Inc. 1999-A1                                  5.91%        11/15/2031         3,119,309         3,351,956
Morgan Stanley Dean Witter Capital Inc. 2002 Cl. A1                  5.38%         1/15/2039         5,143,321         5,502,059
Salomon Brothers Commercial Mortgage Trust 2001 Cl. A1               5.14%        12/18/2035         2,341,719         2,456,357
Salomon Brothers Commercial Mortgage Trust 2001 Cl. A2               6.23%        12/18/2035         4,850,000         5,404,818
Washington Mutual Mortgage Inc. 2003-A6                              3.40%         5/25/2033         4,350,000         4,478,631
                                                                                                                     -----------
Total Other Investments                                                                                               48,346,823(2)
                                                                                                                     -----------

--------------------------------------------------------------------------------
(2) The fund paid a total of $45,132,991 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
April 30, 2002

Issuer                                                                                              Shares              Value
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments  16.3% of net assets

State Street Navigator Securities Lending Prime Portfolio                                          121,775,454      $121,775,454
                                                                                                                    ------------
Total Short-Term Investments                                                                                         121,775,454(1)
                                                                                                                    ------------

--------------------------------------------------------------------------------
(1) The fund paid a total of $121,775,454 for this security.
--------------------------------------------------------------------------------

                                                                   Coupon          Maturity         Amount
Issuer                                                              Rate             Date         of Principal          Value
--------------------------------------------------------------------------------------------------------------------------------
Commercial Paper  23.7% of net assets

Federal Home Loan Bank                                               1.17%         5/16/2003       $42,980,000        42,959,047
Federal Home Loan Bank                                               1.16%         5/16/2003        34,475,000        34,458,337
Federal Home Loan Bank                                               1.17%         5/23/2003         8,065,000         8,059,258
Federal Home Loan Mortgage Corp.                                     1.16%         5/20/2003        62,510,000        62,471,730
Federal National Mortgage Association                                1.16%         5/07/2003        18,940,000        18,936,338
Federal National Mortgage Association                                1.18%         5/30/2003        10,000,000         9,990,495
                                                                                                                     -----------
Total Commercial Paper                                                                                               176,875,205(2)
                                                                                                                     -----------

--------------------------------------------------------------------------------
(2) The fund paid a total of $176,875,205 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

10 State Street Research Government Income Fund

                                                                                       % of
                                                                                    Net Assets                         Value
--------------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                                                      138.4%                     $1,034,193,455(1)
Cash and Other Assets, Less Liabilities                                                (38.4%)                      (287,066,375)
                                                                                       -----                      --------------
Net Assets                                                                             100.0%                       $747,127,080
                                                                                       =====                      ==============

--------------------------------------------------------------------------------
(1) The fund paid a total of $1,009,817,572 for these securities.
--------------------------------------------------------------------------------

Futures contracts open at April 30, 2003 are as follows:

                                                                                                                  Unrealized
                                                                  Number of       Notional        Expiration     Appreciation
Type                                                              Contracts         Cost            Month       (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
5 Year U.S. Treasury Notes Long                                       165        $18,768,750       June, 2003        $48,200
2 Year U.S. Treasury Notes Short                                     (225)      ($48,578,906)      June, 2003       (208,490)
10 Year U.S. Treasury Notes Short                                     (28)       ($3,223,500)      June, 2003        (24,148)
                                                                                                                   ---------
                                                                                                                   ($184,438)
                                                                                                                   =========

Federal Income Tax Information

At April 30, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $1,009,921,335 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost             $34,474,232

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value             (10,202,112)
                                                               -----------

                                                               $24,272,120
                                                               ===========

At October 31, 2002, the fund had a capital loss carryforward of $18,840,593 available, to the extent provided in regulations, to offset future capital gains, if any, of which $4,139,815, $5,115,196, $7,218,002 and $2,367,580 expires on October 31, 2004, 2007, 2008 and 2010, respectively.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2003 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets
Investments, at value*                                        $1,034,193,455(1)
                                                              --------------
Cash                                                                 124,242
Receivable for securities sold                                    32,348,375
Interest receivable                                                9,831,688
Receivable for fund shares sold                                    3,851,868
Other assets                                                          57,680
                                                              --------------
                                                               1,080,407,308

Liabilities
Payable for securities purchased                                 207,555,062
Payable for collateral received on securities loaned             121,775,454
Payable for fund shares redeemed                                   1,708,841
Dividends payable                                                  1,012,272
Accrued management fee                                               356,877
Accrued distribution and service fees                                309,902
Accrued transfer agent and shareholder services                      214,372
Payable for variation margin                                          42,120
Accrued trustees' fees                                                17,314
Accrued administration fee                                             5,593
Other accrued expenses                                               282,421
                                                              --------------
                                                                 333,280,228
                                                              --------------

Net Assets                                                      $747,127,080
                                                              ==============
Net Assets consist of:
   Unrealized appreciation of investments                        $24,375,883
   Unrealized depreciation of futures contracts                     (184,438)
   Accumulated net realized loss                                  (9,027,491)
   Paid-in capital                                               731,963,126
                                                              --------------
                                                                $747,127,080(2)
                                                              ==============

*Includes securities on loan valued at $154,863,651

--------------------------------------------------------------------------------
(1) The fund paid a total of $1,009,817,572 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)               Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class               Net Assets    /   Number of Shares  =    NAV
  A                $496,496,326          38,108,239         $13.03*
  B(1)             $133,276,566          10,313,035         $12.92**
  B                 $68,657,155           5,289,942         $12.98**
  C                 $34,000,291           2,618,202         $12.99**
  R                    $100,694               7,725         $13.03
  S                 $14,596,048           1,120,993         $13.02

*     Maximum offering price per share = $13.64 ($13.03 / 0.955)
** When you sell Class B(1), Class B and Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

12 State Street Research Government Income Fund

Statement of Operations

For the six months ended April 30, 2003 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Interest                                                         $17,125,929(1)

Expenses
Management fee                                                     2,166,040(2)
Transfer agent and shareholder services                              665,988(3)
Custodian fee                                                        106,790
Reports to shareholders                                               49,594
Administration fee                                                    38,372(4)
Distribution and service fees - Class A                              749,562(5)
Distribution and service fees - Class B(1)                           629,311(5)
Distribution and service fees - Class B                              353,017(5)
Distribution and service fees - Class C                              159,893(5)
Distribution and service fees - Class R                                   39(5)
Registration fees                                                     25,702
Audit fee                                                             21,720
Trustees' fees                                                        11,222(6)
Miscellaneous                                                         13,576
                                                                 -----------
                                                                   4,990,826
Fees paid indirectly                                                  (5,160)(7)
                                                                 -----------
                                                                   4,985,666
                                                                 -----------
Net investment income                                             12,140,263
                                                                 -----------

Realized and Unrealized Gain (Loss) on
Investments and Futures Contracts
Net realized gain on investments                                  10,451,726(8)
Net realized loss on futures contracts                            (3,694,429)
                                                                 -----------
   Total net realized gain                                         6,757,297
                                                                 -----------
Change in unrealized depreciation
   of investments                                                (22,984,576)
Change in unrealized appreciation of
   futures contracts                                               2,975,130
                                                                 -----------
   Total change in unrealized depreciation                       (20,009,446)
                                                                 -----------
Net loss on investments and futures contracts                    (13,252,149)
                                                                 -----------
Net decrease in net assets resulting
   from operations                                               ($1,111,886)
                                                                 ===========

--------------------------------------------------------------------------------
(1) Includes $64,876 in income from the lending of portfolio securities. As of the report date, the fund had a total of $154,863,651 of securities out on loan and was holding a total of $156,597,177 in collateral (including $121,775,454 of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio and $34,821,723 of U.S. government obligations) related to those loans.
--------------------------------------------------------------------------------
(2) The management fee is 0.60% of the first $500 million of fund assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion.
--------------------------------------------------------------------------------
(3) Includes a total of $430,057 paid to the distributor and MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(4) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of April 30, 2003, there were $4,627,251, $1,405,280, and $2,031,613 for Class A, Class B, and Class C,
respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7) Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(8) To earn this, the fund sold $942,937,020 worth of securities. During this same period, the fund also bought $943,950,669 worth of securities. These figures don't include short-term obligations.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                            Six months ended
                                             April 30, 2003       Year ended
                                               (unaudited)     October 31, 2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets

Operations:
Net investment income                         $12,140,263        $28,062,570
Net realized gain on
   investments and futures
   contracts                                    6,757,297          1,640,605
Change in unrealized
   appreciation (depreciation) of
   investments and futures
   contracts                                  (20,009,446)         5,399,531
                                             -------------------------------
Net increase (decrease)
   resulting from operations                   (1,111,886)        35,102,706
                                             -------------------------------

Dividends from net investment income:
   Class A                                    (11,808,479)       (28,363,714)
   Class B(1)                                  (2,540,276)        (4,308,285)
   Class B                                     (1,416,768)        (3,518,701)
   Class C                                       (646,318)        (1,205,766)
   Class R                                           (308)                --
   Class S                                       (363,333)          (785,008)
                                             -------------------------------
                                              (16,775,482)       (38,181,474)
                                             -------------------------------
Net increase (decrease)
   from fund share transactions               (33,727,999)(1)     90,606,612
                                             -------------------------------
Total increase (decrease) in
   net assets                                 (51,615,367)        87,527,844

Net Assets
Beginning of period                           798,742,447        711,214,603
                                             -------------------------------
End of period                                $747,127,080       $798,742,447
                                             ===============================

The text and notes are an integral part of the financial statements.

14 State Street Research Government Income Fund

These transactions break down by share class as follows:

                                                              Six months ended
                                                                April 30, 2003                              Year ended
                                                                 (unaudited)                              October 31, 2002
                                                    --------------------------------------------------------------------------------
Class A                                                   Shares               Amount                Shares               Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                              10,160,956         $131,939,578*           24,095,020         $307,041,292
Issued upon reinvestment of dividends
  from net investment income                                585,032            7,605,192             1,402,351           17,888,808
Shares redeemed                                         (15,456,036)        (185,075,929)          (22,047,118)        (281,385,832)
                                                        ---------------------------------------------------------------------------
Net increase (decrease)                                  (4,710,048)        ($45,531,159)            3,450,253          $43,544,268
                                                        ===========================================================================

Class B(1)                                                Shares               Amount                 Shares               Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               2,111,481          $27,209,549 **          5,136,173          $65,240,581
Issued upon reinvestment of dividends
  from net investment income                                165,732            2,137,780               281,462            3,562,378
Shares redeemed                                          (1,336,086)         (15,042,422)***        (1,842,428)         (23,300,463)
                                                        ---------------------------------------------------------------------------
Net increase                                                941,127          $14,304,907             3,575,207          $45,502,496
                                                        ===========================================================================

Class B                                                   Shares               Amount                 Shares               Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 491,403           $6,366,607             1,658,273          $21,198,889
Issued upon reinvestment of dividends
  from net investment income                                 82,074            1,062,869               202,472            2,572,159
Shares redeemed                                          (1,060,590)         (12,388,565)***        (2,454,077)         (31,137,088)
                                                        ---------------------------------------------------------------------------
Net decrease                                               (487,113)         ($4,959,089)             (593,332)         ($7,366,040)
                                                        ===========================================================================

Class C                                                   Shares               Amount                 Shares               Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 720,041           $9,335,146 **          1,588,076          $20,316,949
Issued upon reinvestment of dividends
  from net investment income                                 34,713              449,908                56,278              716,983
Shares redeemed                                            (580,143)          (6,936,462)****       (1,081,045)         (13,754,403)
                                                        ---------------------------------------------------------------------------
Net increase                                                174,611           $2,848,592               563,309           $7,279,529
                                                        ===========================================================================

Class R                                                   Shares+              Amount+                Shares               Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   7,725             $100,120                    --                   --
                                                        ---------------------------------------------------------------------------
Net increase                                                  7,725             $100,120                    --                   --
                                                        ===========================================================================

Class S                                                   Shares               Amount                 Shares               Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 323,308           $4,202,846             1,184,505          $15,190,577
Issued upon reinvestment of dividends
  from net investment income                                 24,402              317,165                47,334              602,841
Shares redeemed                                            (408,154)          (5,011,381)           (1,105,121)         (14,147,059)
                                                        ---------------------------------------------------------------------------
Net increase (decrease)                                     (60,444)           ($491,370)              126,718           $1,646,359
                                                        ===========================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At April 30, 2003, the Adviser held 7,716 Class R shares.

* Sales charges collected by the distributor and MetLife were $65,605 and $389,201, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $533,611 and $11,448 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $218,731 and $20,028 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively. **** Includes $6,207 in deferred sales charges collected by the distributor.

+     April 3, 2003 (commencement of share class) to April 30, 2003

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                   Class A
                                                 -------------------------------------------------------------------------
                                                 Six months ended                  Years ended October 31
                                                  April 30, 2003  --------------------------------------------------------
Per-Share Data                                    (unaudited)(a)  2002(a)(e)   2001(a)     2000(a)     1999(a)     1998(a)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                12.99       13.08       12.19       12.21       13.07       12.65
                                                      -------     -------     -------     -------     -------     -------
   Net investment income ($)                             0.22        0.51        0.74        0.75        0.74        0.78
   Net realized and unrealized gain (loss) on
   investments and futures contracts ($)                 0.12        0.09        0.88        0.00       (0.85)       0.43
                                                      -------     -------     -------     -------     -------     -------
Total from investment operations ($)                     0.34        0.60        1.62        0.75       (0.11)       1.21
                                                      -------     -------     -------     -------     -------     -------
   Dividends from net investment income ($)             (0.30)      (0.69)      (0.73)      (0.77)      (0.75)      (0.79)
                                                      -------     -------     -------     -------     -------     -------
Total distributions ($)                                 (0.30)      (0.69)      (0.73)      (0.77)      (0.75)      (0.79)
                                                      -------     -------     -------     -------     -------     -------
Net asset value, end of period ($)                      13.03       12.99       13.08       12.19       12.21       13.07
                                                      =======     =======     =======     =======     =======     =======
Total return % (b)                                       2.68(c)     4.82       13.66        6.41       (0.84)       9.85

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)             496,496     556,251     514,750     474,054     480,643     518,651
Expense ratio (%)                                        1.14(d)     1.17        1.23        1.13        1.05        1.09
Expense ratio after expense reductions (%)               1.13(d)     1.16        1.22        1.13        1.04        1.09
Ratio of net investment income to average
  net assets (%)                                         3.48(d)     4.02        5.87        6.21        5.86        6.11
Portfolio turnover rate (%)                            127.32      175.05      134.55      148.88      213.70      160.89

                                                                                     Class B(1)
                                                    ------------------------------------------------------------------------------
                                                                                                                 January 1, 1999
                                                    Six months ended           Years ended October 31           (commencement of
                                                     April 30, 2003   --------------------------------------     share class) to
Per-Share Data                                       (unaudited)(a)   2002(a)(e)       2001(a)       2000(a)   October 31, 1999(a)
----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period ($)              12.89            12.98         12.11         12.14            12.97
                                                       -------          -------        ------        ------           ------
      Net investment income ($)                           0.18             0.41          0.64          0.65             0.52
      Net realized and unrealized gain (loss)
      on investments and futures contracts ($)            0.11             0.10          0.87          0.01            (0.82)
                                                       -------          -------        ------        ------           ------
   Total from investment operations ($)                   0.29             0.51          1.51          0.66            (0.30)
                                                       -------          -------        ------        ------           ------
      Dividends from net investment income ($)           (0.26)           (0.60)        (0.64)        (0.69)           (0.53)
                                                       -------          -------        ------        ------           ------
   Total distributions ($)                               (0.26)           (0.60)        (0.64)        (0.69)           (0.53)
                                                       -------          -------        ------        ------           ------
   Net asset value, end of period ($)                    12.92            12.89         12.98         12.11            12.14
                                                       =======          =======        ======        ======           ======
   Total return % (b)                                     2.27(c)          4.14         12.80          5.60            (2.31)(c)

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
   Net assets at end of period ($ thousands)           133,277          120,766        75,219        34,533           24,250
   Expense ratio (%)                                      1.84(d)          1.87          1.93          1.85             1.80(d)
   Expense ratio after expense reductions (%)             1.83(d)          1.86          1.92          1.85             1.79(d)
   Ratio of net investment income to average
   net assets (%)                                         2.77(d)          3.29          5.12          5.44             5.01(d)
   Portfolio turnover rate (%)                          127.32           175.05        134.55        148.88           213.70

The text and notes are an integral part of the financial statements.

16 State Street Research Government Income Fund

                                                                                   Class B
                                                 -------------------------------------------------------------------------
                                                 Six months ended                  Years ended October 31
                                                  April 30, 2003  --------------------------------------------------------
Per-Share Data                                    (unaudited)(a)  2002(a)(e)   2001(a)     2000(a)     1999(a)     1998(a)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                12.94       13.02       12.15       12.17       13.03       12.61
                                                       ------      ------      ------      ------     -------     -------
   Net investment income ($)                             0.18        0.43        0.65        0.65        0.64        0.68
   Net realized and unrealized gain (loss)
   on investments and futures contracts ($)              0.12        0.09        0.86        0.02       (0.84)       0.43
                                                       ------      ------      ------      ------     -------     -------
Total from investment operations ($)                     0.30        0.52        1.51        0.67       (0.20)       1.11
                                                       ------      ------      ------      ------     -------     -------
   Dividends from net investment income ($)             (0.26)      (0.60)      (0.64)      (0.69)      (0.66)      (0.69)
                                                       ------      ------      ------      ------     -------     -------
Total distributions ($)                                 (0.26)      (0.60)      (0.64)      (0.69)      (0.66)      (0.69)
                                                       ------      ------      ------      ------     -------     -------
Net asset value, end of period ($)                      12.98       12.94       13.02       12.15       12.17       13.03
                                                       ======      ======      ======      ======     =======     =======
Total return % (b)                                       2.33(c)     4.20       12.75        5.67       (1.58)       9.07

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)              68,657      74,747      82,963      84,327     106,902     129,976
Expense ratio (%)                                        1.84(d)     1.87        1.93        1.85        1.80        1.84
Expense ratio after expense reductions (%)               1.83(d)     1.86        1.92        1.85        1.79        1.84
Ratio of net investment income to average
net assets (%)                                           2.78(d)     3.34        5.20        5.49        5.12        5.33
Portfolio turnover rate (%)                            127.32      175.05      134.55      148.88      213.70      160.89

                                                                                   Class C
                                                 -------------------------------------------------------------------------
                                                 Six months ended                  Years ended October 31
                                                  April 30, 2003  --------------------------------------------------------
Per-Share Data                                    (unaudited)(a)  2002(a)(e)   2001(a)     2000(a)     1999(a)     1998(a)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                12.95       13.03       12.16       12.18       13.04       12.62
                                                       ------      ------      ------      ------      ------      ------
   Net investment income ($)                             0.18        0.42        0.65        0.66        0.64        0.67
   Net realized and unrealized gain (loss)
   on investments and futures contracts ($)              0.12        0.10        0.86        0.01       (0.84)       0.44
                                                       ------      ------      ------      ------      ------      ------
Total from investment operations ($)                     0.30        0.52        1.51        0.67       (0.20)       1.11
                                                       ------      ------      ------      ------      ------      ------
   Dividends from net investment income ($)             (0.26)      (0.60)      (0.64)      (0.69)      (0.66)      (0.69)
                                                       ------      ------      ------      ------      ------      ------
Total distributions ($)                                 (0.26)      (0.60)      (0.64)      (0.69)      (0.66)      (0.69)
                                                       ------      ------      ------      ------      ------      ------
Net asset value, end of period ($)                      12.99       12.95       13.03       12.16       12.18       13.04
                                                       ======      ======      ======      ======      ======      ======
Total return % (b)                                       2.33(c)     4.19       12.74        5.66       (1.58)       9.06

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)              34,000      31,641      24,507      19,512      25,818      27,659
Expense ratio (%)                                        1.84(d)     1.87        1.93        1.85        1.80        1.84
Expense ratio after expense reductions (%)               1.83(d)     1.86        1.92        1.85        1.79        1.84
Ratio of net investment income to average
net assets (%)                                           2.77(d)     3.30        5.17        5.50        5.11        5.28
Portfolio turnover rate (%)                            127.32      175.05      134.55      148.88      213.70      160.89

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   Not annualized
(d)   Annualized
(e) Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.16, increase net realized and unrealized gain per share by $0.16, and decrease the ratio of net investment income to average net assets by 1.24%. The financial highlights for periods prior to November 1, 2001, have not been restated for this change in policy.

            The text and notes are an integral part of the financial statements.

                                                               Class R
                                                           ----------------
                                                            April 3, 2003
                                                           (commencement of
                                                           share class) to
                                                            April 30, 2003
Per-Share Data                                              (unaudited)(a)
--------------------------------------------------------------------------------
   Net asset value, beginning of period ($)                      12.96
                                                                ------
      Net investment income ($)                                   0.03
      Net realized and unrealized gain on investments and
      futures contracts ($)                                       0.08
                                                                ------
   Total from investment operations ($)                           0.11
                                                                ------
      Dividend from net investment income ($)                    (0.04)
                                                                ------
   Total distributions ($)                                       (0.04)
                                                                ------
   Net asset value, end of period ($)                            13.03
                                                                ======
   Total return (%) (b)                                           2.63(c)

Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                          101
   Expense ratio (%)                                              1.34(d)
   Expense ratio after expense reductions (%)                     1.33(d)
   Ratio of net investment income to average net assets (%)       2.97(d)
   Portfolio turnover rate (%)                                  127.32

                                                                                           Class S
                                                            ------------------------------------------------------------------------
                                                            Six months ended              Years ended October 31
                                                             April 30, 2003   ------------------------------------------------------
Per-Share Data                                               (unaudited)(a)   2002(a)(e)    2001(a)   2000(a)     1999(a)    1998(a)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period ($)                       12.98          13.06       12.18     12.20       13.06     12.64
                                                                 ------         ------      ------    ------      ------    ------
      Net realized and unrealized gain (loss) on investments
      and futures contracts ($)                                    0.11           0.10        0.87      0.01       (0.83)     0.43
                                                                 ------         ------      ------    ------      ------    ------
   Total from investment operations ($)                            0.35           0.65        1.65      0.79       (0.08)     1.24
                                                                 ------         ------      ------    ------      ------    ------
      Dividends from net investment income ($)                    (0.31)         (0.73)      (0.77)    (0.81)      (0.78)    (0.82)
                                                                 ------         ------      ------    ------      ------    ------
   Total distributions ($)                                        (0.31)         (0.73)      (0.77)    (0.81)      (0.78)    (0.82)
                                                                 ------         ------      ------    ------      ------    ------
   Net asset value, end of period ($)                             13.02          12.98       13.06     12.18       12.20     13.06
                                                                 ======         ======      ======    ======      ======    ======
   Total return (%) (b)                                            2.83(c)        5.22       13.93      6.71       (0.60)    10.13

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
   Net assets at end of period ($ thousands)                     14,596         15,338      13,775    13,418     187,373    31,468
   Expense ratio (%)                                               0.84(d)        0.87        0.93      0.85        0.80      0.84
   Expense ratio after expense reductions (%)                      0.83(d)        0.86        0.92      0.85        0.79      0.84
   Ratio of net investment income to average net assets (%)        3.75(d)        4.33        6.18      6.39        5.94      6.38
   Portfolio turnover rate (%)                                   127.32         175.05      134.55    148.88      213.70    160.89

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   Not annualized
(d)   Annualized
(e) Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.16, increase net realized and unrealized gain per share by $0.16, and decrease the ratio of net investment income to average net assets by 1.24%. The financial highlights for periods prior to November 1, 2001, have not been restated for this change in policy.

The text and notes are an integral part of the financial statements.

18 State Street Research Government Income Fund

State Street Research Financial Trust

                                  Term
                                of Office                                            Number of Funds           Other
                  Position(s)   and Length                                           in Fund Complex       Directorships
Name, Address      Held with     of Time             Principal Occupations During      Overseen by            Held by
and Age (a)          Fund       Served (b)           Past 5 Years                   Trustee/Officer(c)     Trustee/Officer
====================================================================================================================================
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond      Trustee      Since 1999           Retired; formerly Chairman of          19           Ceridian Corporation
(57)                                                 the Board, Chief Executive
                                                     Officer and President,
                                                     PictureTel Corporation (video
                                                     conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.           Trustee      Since 1997           Retired; formerly Senior Vice          54           Metropolitan Series Fund,
Garban                                               President for Finance and                           Inc.(d)
(65)                                                 Operations and Treasurer, The
                                                     Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.            Trustee      Since 1987           Retired; formerly Executive            54           The Clorox Company;
Morton                                               Vice President, Chief                               KLA-Tencor Corporation; BEA
(71)                                                 Operating Officer and                               Systems, Inc.; Cepheid;
                                                     Director, Hewlett-Packard                           Pharsight Corporation; and
                                                     Company (computer                                   Metropolitan Series Fund,
                                                     manufacturer)                                       Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.           Trustee      Since 1998           Dean, School of Business and           19           None
Phillips                                             Public Management, George
(58)                                                 Washington University;
                                                     formerly a member of the
                                                     Board of Governors of the
                                                     Federal Reserve System and
                                                     Chairman and Commissioner of
                                                     the Commodity Futures Trading
                                                     Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby               Trustee      Since 1993           President, Founders                    54           A.P. Pharma, Inc.; and
Rosenblatt                                           Investments Ltd.                                    Metropolitan Series Fund,
(64)                                                 (investments); formerly                             Inc.(d)
                                                     President, The Glen Ellen
                                                     Company (private investment
                                                     firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.         Trustee      Since 1987           Jay W. Forrester Professor of          54           Metropolitan Series
Scott Morton                                         Management, Sloan School of                         Fund, Inc.(d)
(65)                                                 Management, Massachusetts
                                                     Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.           Trustee      Since 2002           Attorney; formerly Partner,            19           SEI Investments Funds
Storey                                               Dechert (law firm)                                  (consisting of 104
(72)                                                                                                     portfolios); and The
                                                                                                         Massachusetts Health &
                                                                                                         Education Tax-Exempt
                                                                                                         Trust
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Richard S.         Trustee      Since 2000           Chairman of the Board,                 19           None
Davis++                                              President and Chief Executive
(57)                                                 Officer of State Street
                                                     Research & Management
                                                     Company; formerly Senior Vice
                                                     President, Fixed Income
                                                     Investments, Metropolitan
                                                     Life Insurance Company
====================================================================================================================================
Officers
------------------------------------------------------------------------------------------------------------------------------------
John R.            Vice         Since 2002           Managing Director of State             2            None
Borzilleri,        President    (previously          Street Research & Management
MD (44)                         served from          Company; formerly Senior Vice
                                1999 to 2001)        President, Vice President and
                                                     equity analyst, State Street
                                                     Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Michael Bray       Vice         Since 2003           Managing Director of State             4            None
(41)               President                         Street Research & Management
                                                     Company; formerly Senior Vice
                                                     President, State Street
                                                     Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim             Vice         Since 2002           Managing Director and Chief            18           None
Goodwin (44)       President                         Investment Officer-Equities
                                                     of State Street Research &
                                                     Management Company; formerly
                                                     Chief Investment Officer-U.S.
                                                     Growth Equities, American
                                                     Century; and Senior Vice
                                                     President and portfolio
                                                     manager, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S.            Vice         Since 2001           Managing Director, Chief               19           None
Lombardo           President                         Financial Officer and
(48)                                                 Director of State Street
                                                     Research & Management
                                                     Company; formerly Executive
                                                     Vice President, State Street
                                                     Research & Management
                                                     Company; and Senior Vice
                                                     President, Product and
                                                     Financial Management, MetLife
                                                     Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Dan R.             Vice         Since 2002           Managing Director of State             11           None
Strelow            President                         Street Research & Management
(44)                                                 Company; formerly Executive
                                                     Vice President and Senior
                                                     Vice President, State Street
                                                     Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.         Treasurer    Since 2001           Senior Vice President and              19           None
Romich                                               Treasurer of State Street
(46)                                                 Research & Management
                                                     Company; formerly Vice
                                                     President and Assistant
                                                     Treasurer, State Street
                                                     Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.         Secretary    Since 1995           Managing Director, General             19           None
McNamara, III                                        Counsel and Secretary of
(47)                                                 State Street Research &
                                                     Management Company; formerly
                                                     Executive Vice President,
                                                     State Street Research &
                                                     Management Company
====================================================================================================================================

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.
++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

[LOGO] STATE STREET RESEARCH                                     --------------
One Financial Center o Boston, MA 02111-2690                       PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                                 --------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]          Internet
                    www.ssrfunds.com

[COMPUTER]          E-mail
                    info@ssrfunds.com

[PHONE]             Phone
                    1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week,
                    24 hours a day
                    Hearing-impaired: 1-800-676-7876
                    Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]               Fax
                    1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]           Mail
                    State Street Research Service Center
                    P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

Toll-Free
[PHONE]        1-87-SSR-FUNDS
               ----------------
               (1-877-773-8637)

www.ssrfunds.com

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
[GRAPHIC]         For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research web cast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC]         For a list of our funds, visit our web site at
                  www.ssrfunds.com under Research Our Funds.

State Street Research
FYI
--------------------------------------------------------------------------------

[COMPUTER]        State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us toll-free at 1-87-SSR-FUNDS (1-877-773-8637).

                  Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]         The DALBAR awards recognize quality shareholder service and
for Excellence    quality shareholder communications, and should not be
in Service        considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise
[GRAPHIC]         selected to participate and was not industrywide.
for Excellence
in Shareholder
Communications
--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Government Income Fund prospectus. When used as sales material after June 30, 2003, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2003 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690
Member NASD, SIPC

CONTROL NUMBER:(exp0604)SSR-LD                                      GI-1893-0603

[LOGO] STATE STREET RESEARCH

     International Equity Fund
--------------------------------------------------------------------------------
                     [GRAPHIC]
                     Semiannual Report to Shareholders
                     April 30, 2003

In This Report
                               Investment Update

                                      plus

                                        A Review of Fund Performance
                                        Key Facts and Financial Statements

The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 3 to 14 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


2  State Street Research International Equity Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research International Equity Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

      o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

      o The investment manager, Quantitative Investment Advisors, Inc., is responsible for the fund's investment and business activities, and receives the management fee as compensation.

      o The distributor, U.S. Boston Capital Corporation, sells shares of the fund. At the time of this report, State Street Research Investment Services, Inc., formerly the distributor, handled investor inquiries and transaction orders, and provided other shareholder services.

      o The custodian at the time of this report, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

State Street Research Investment Services, Inc., is a subsidiary of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the name of the former distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

At a Special Meeting of Shareholders on April 25, 2003, shareholders of the fund approved an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the fund by the Quant Foreign Value Fund.

On May 2, 2003, the Quant Foreign Value Fund acquired the assets and liabilities of the fund in exchange for shares of each class of the Quant Foreign Value Fund. The acquisition was accounted for as a tax-free exchange of 2,926,596 shares of the Quant Foreign Value Fund for the 1,873,326 Class A shares, 624,641 Class B(1) shares, 699,468 Class B shares, 148,276 Class C shares, respectively, and 691,037 Institutional shares of the Quant Foreign Value Fund for the 752,288 Class S shares of the fund, outstanding on May 2, 2003. The net assets of the fund and Quant Foreign Value Fund immediately before the acquisition were $31,369,125 and $33,802,582, respectively. The fund's unrealized depreciation of $329,247 was combined with that of the Quant Foreign Value Fund. Immediately after the acquisition, the combined net assets were $65,171,707.

Goal and Strategy

The fund seeks to provide long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

      o Other securities - The fund prices these securities at fair value under procedures established and supervised by the trustees.

      o Foreign securities - If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest - The fund accrues interest daily as it earns it.

      o     Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used accounting principles generally accepted in the United States.The difference is primarily due to differing treatments for foreign currency transactions and wash sale deferrals.The fund distributes its earnings on the following schedule:

      o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

      o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from these estimates.


4 State Street Research International Equity Fund

Portfolio Holdings
--------------------------------------------------------------------------------
April 30, 2003 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by country of incorporation.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

@ Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

    Issuer                                              Shares           Value
    ----------------------------------------------------------------------------

    Common Stocks 107.0% of net assets

    Australia 3.8%
    Broken Hill Proprietary Co.                         219,000       $1,239,825
                                                                      ----------
    Croatia 2.4%
    Pliva DD @                                           56,000          770,000
                                                                      ----------
    Finland 4.6%
    Huhtamaki Oy                                         56,200          600,096
    YIT YHTYMA                                           50,000          894,480
                                                                      ----------
                                                                       1,494,576
                                                                      ----------
    France 17.7%
(8) Carrefour SA                                         35,000        1,525,033
    Renault SA                                           17,000          736,549
    CNP Assurances SA                                    19,000          765,205
(10)Groupe Danone                                         9,700        1,375,219
    Peugeot SA                                           28,000        1,313,008
                                                                      ----------
                                                                       5,715,014
                                                                      ----------
   Germany 2.9%
   Continental AG                                        53,000          949,927
                                                                      ----------
   Hong Kong 12.8%
(6) Cathay Pacific Airways Ltd.                       1,345,000        1,621,095
(1) CNOOC Ltd.                                        1,915,100        2,516,944
                                                                      ----------
                                                                       4,138,039
                                                                      ----------
   Italy 3.7%
   ENI SpA @                                             17,000        1,207,850
                                                                      ----------
   Japan 12.7%
(5)Denso Corp.                                          129,000        1,841,619
   Nikon Corp.                                              800            5,341
(3)Takeda Chemical Industries Ltd.                       61,000        2,238,579
                                                                      ----------
                                                                       4,085,539
                                                                      ----------
   Netherlands 3.6%
   Heineken NV                                           31,000        1,153,175
                                                                      ----------
   Norway 3.4%
   Norsk Hydro ASA                                       25,600        1,083,590
                                                                      ----------
   Spain 4.5%
(9)Repsol YPF SA @                                      100,000        1,455,000
                                                                      ----------
   Sweden 9.6%
   ASSA ABLOY AB                                        101,800          973,367

(4)Autoliv Inc.@                                         86,900        2,126,332
                                                                      ----------
                                                                       3,099,699
                                                                      ----------


            The text and notes are an integral part of the financial statements.

-----------------------------------------------------------------------------
April 30, 2003

   Issuer                                              Shares        Value
   --------------------------------------------------------------------------
   United Kingdom 25.3%
   Anglo American PLC                                  51,800     $   742,396
   Barratt Developments PLC                           200,000       1,337,224
(2)British Sky Broadcasting PLC*                      234,000       2,427,301
   FKI PLC                                            800,000         950,132
(7)GlaxoSmithKline PLC                                 79,400       1,592,633
   WPP Group PLC                                      150,000       1,068,299
                                                                  -----------
                                                                    8,117,985
                                                                  -----------

   Total Common Stocks                                             34,510,219(a)
                                                                  -----------

   --------------------------------------------------------------
   (a) The fund paid a total of $35,087,606 for these securities.
   --------------------------------------------------------------

   Equity-Related Securities
   3.6% of net assets

   Samsung Electronics Ltd. Pfd.                         9,500      1,165,021
                                                                  -----------

   Total Equity-Related Securities                                  1,165,021(b)
                                                                  -----------

   -------------------------------------------------------------
   (b) The fund paid a total of $125,965 for this security.
   -------------------------------------------------------------

   Issuer                                              Shares        Value
   --------------------------------------------------------------------------

   Short-Term Investments
   5.8% of net assets

   State Street Navigator Securities
    Lending Prime Portfolio                          1,871,051     $1,871,051
                                                                  -----------

   Total Short-Term Investments                                     1,871,051(c)
                                                                  -----------

   -------------------------------------------------------------
   (c) The fund paid a total of $1,871,051 for this security.
   -------------------------------------------------------------

                                              Principal
                                                Amount
-----------------------------------------------------------------------------

   Commercial Paper 45.2% of net assets

   American Express Credit Corp.,
     1.18% 5/01/2003                                $7,303,000      7,303,000
   Prudential Funding Corp.,
     1.17% 5/01/2003                                 7,285,000      7,285,000
                                                                  -----------
   Total Commercial Paper                                          14,588,000(d)
                                                                  -----------

   --------------------------------------------------------------
   (d) The fund paid a total of $14,588,000 for these securities.
   --------------------------------------------------------------


The text and notes are an integral part of the financial statements.

6  State Street Research International Equity Fund

                                                      % of
Issuer                                              Net Assets        Value
--------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                     161.6%      $52,134,291(e)

Cash and Other Assets,
   Less Liabilities                                   (61.6%)     (19,871,547)
                                                      -----       -----------
Net Assets                                            100.0%       32,262,744
                                                      =====       ===========

---------------------------------------------------------------
(e)  The fund paid a total of $51,672,622 for these securities.
---------------------------------------------------------------

Federal Income Tax Information

At April 30, 2003, the net unrealized
appreciation of investments based on cost for federal income tax purposes of $51,889,810 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                                      $2,767,349

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                                      (2,522,868)
                                                                  -----------
                                                                     $244,481
                                                                  ===========

At October 31, 2002, the fund had a capital loss carryforward of $7,121,135 available, to the extent provided in regulations, to offset future capital gains, if any, of which $2,624,608 and $4,496,527 expires on October 31, 2009 and 2010, respectively.


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2003 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets
Investments, at value*                                            $52,134,291(a)
Cash                                                                      370
Receivable for fund shares sold                                       343,988
Receivable from distributor                                            73,709
Interest and dividends receivable                                      72,867
Foreign tax receivable                                                 12,405
Other assets                                                           41,306
                                                                  -----------
                                                                   52,678,936

Liabilities
Payable for fund shares redeemed                                   18,296,608
Payable for collateral received on securities loaned                1,871,051
Accrued transfer agent and shareholder services                        83,686
Accrued management fee                                                 33,614
Accrued distribution and service fees                                  23,278
Accrued trustees' fees                                                 12,141
Accrued administration fee                                              4,372
Other accrued expenses                                                 91,442
                                                                  -----------
                                                                   20,416,192
                                                                  -----------

Net Assets                                                        $32,262,744
                                                                  ===========

Net Assets consist of:
   Unrealized appreciation of investments                            $461,669
   Unrealized appreciation of foreign currency                          3,090
   Accumulated net realized loss                                   (9,333,833)
   Paid-in capital                                                 41,131,818
                                                                  -----------
                                                                  $32,262,744(b)
                                                                  ===========

*Includes securities on loan valued at $1,823,524.

---------------------------------------------------------------
(a)  The fund paid a total of $51,672,622 for these securities.
---------------------------------------------------------------

--------------------------------------------------------------------------------
(b)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class   Net Assets  /  Number of Shares       =  NAV

A      $15,471,157        2,001,449              $7.73*
B(1)    $4,578,820          631,538              $7.25**
B       $5,129,907          707,423              $7.25**
C       $1,098,246          150,952              $7.28**
S       $5,984,614          755,417              $7.92

*     Maximum offering price per share = $8.20 ($7.73 / 0.9425)
** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

8  State Street Research International Equity Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended April 30, 2003  (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Dividends, net of foreign taxes                                     $294,740(a)
Interest                                                              33,919(b)
                                                                  -----------
                                                                     328,659
Expenses
Management fee                                                       200,163(c)
Transfer agent and shareholder services                              169,859(d)
Custodian fee                                                         54,665
Legal fees                                                            37,214
Administration fee                                                    36,937(e)
Distribution and service fees - Class A                               34,555(f)
Distribution and service fees - Class B(1)                            27,104(f)
Distribution and service fees - Class B                               29,305(f)
Distribution and service fees - Class C                                6,071(f)
Registration fees                                                     23,397
Audit fee                                                             13,530
Reports to shareholders                                                8,637
Trustees' fees                                                         1,043(g)
Miscellaneous                                                         10,300
                                                                  -----------
                                                                     652,780
Expenses borne by the distributor                                   (210,234)(h)
Fees paid indirectly                                                  (2,165)(i)
                                                                  -----------
                                                                     440,381
                                                                  -----------
Net investment loss                                                 (111,722)
                                                                  -----------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency

Net realized loss on investments                                  (1,982,333)(j)
Net realized loss on foreign currency                                (13,177)
                                                                  -----------
   Total net realized loss                                        (1,995,510)
                                                                  -----------
Change in unrealized appreciation
   of investments                                                  2,972,866
Change in unrealized appreciation
   of foreign currency                                                 2,054
                                                                  -----------
Total change in unrealized appreciation                            2,974,920
                                                                  -----------
Net gain on investments and foreign currency                         979,410
                                                                  -----------
Net increase in net assets resulting
   from operations                                                  $867,688
                                                                  ===========

--------------------------------------------------------------------------------
(a) The fund paid foreign taxes of $43,687.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) Includes $20,740 in income from the lending of portfolio securities. As of the report date, the fund had a total of $1,823,524 of securities out on loan and was holding a total of $1,871,051 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c) The management fee is 0.95% of fund net assets, annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(d) Includes a total of $78,448 paid to the former distributor and MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(e) Payments made for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(f) Payments made under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of April 30, 2003, there were $2,359,630, $1,033,418, and $1,201,524 for Class A, Class B, and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(g) Paid only to trustees who aren't currently affiliated with State Street Research & Management Company, the former adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(h) Represents the share of expenses that the fund's former distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(i) Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(j) The fund sold $23,618,461 worth of securities. During this same period, the fund also bought $8,553,707 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                              Six months ended
                                                 April 30,
                                                   2003           Year ended
                                               (unaudited)      October 31, 2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets

Operations:
Net investment loss                               ($111,722)        ($259,488)
Net realized loss on investments
   and foreign currency                          (1,995,510)       (4,228,508)
Change in unrealized appreciation
   (depreciation) of investments
   and foreign currency                           2,974,920        (3,332,263)
                                               ------------------------------
Net increase (decrease) resulting
   from operations                                  867,688        (7,820,259)
                                               ------------------------------
Net decrease from fund share
   transactions                                 (16,956,039)(a)   (10,864,866)
                                               ------------------------------
Total decrease in net assets                    (16,088,351)      (18,685,125)
Net Assets
Beginning of period                              48,351,095        67,036,220
                                               ------------------------------
End of period                                   $32,262,744       $48,351,095
                                               ==============================


The text and notes are an integral part of the financial statements.

10 State Street Research International Equity Fund

--------------------------------------------------------------------------------
(a) These transactions break down by share class as follows:

                                   Six months ended
                                     April 30, 2003                           Year ended
                                      (unaudited)                          October 31, 2002
                               ---------------------------------------------------------------------
Class A                          Shares            Amount               Shares             Amount
====================================================================================================
   Shares sold                  23,438,851      178,159,761*           25,077,688        238,300,420
   Shares redeemed             (24,528,137)     (188,321,07)          (25,489,225)      (243,916,404)
                               ---------------------------------------------------------------------
   Net decrease                 (1,089,286)      (10,161,310)            (411,537)       ($5,615,984)
                               =====================================================================
Class B(1)                       Shares            Amount               Shares             Amount
----------------------------------------------------------------------------------------------------
   Shares sold                      22,307          $167,015**            286,296          2,497,183
   Shares redeemed                (293,314)       (2,183,339)***         (175,451)        (1,527,749)
                               ---------------------------------------------------------------------
   Net increase (decrease)        (271,007)       (2,016,324)             110,845           $969,434
                               =====================================================================
Class B                          Shares            Amount               Shares             Amount
----------------------------------------------------------------------------------------------------
   Shares sold                       3,106            22,441               40,231           $367,910
   Shares redeemed                (219,524)       (1,610,015)***         (575,222)        (5,132,292)
                               ---------------------------------------------------------------------
   Net decrease                   (216,418)       (1,587,574)            (534,991)       ($4,764,382)
                               =====================================================================
Class C                          Shares            Amount               Shares             Amount
----------------------------------------------------------------------------------------------------
   Shares sold                      32,275           240,419              668,400          5,644,771
   Shares redeemed                 (79,813)         (597,872)****        (707,085)        (6,051,053)
                               ---------------------------------------------------------------------
   Net decrease                    (47,538)        ($357,453)             (38,685)         ($406,282)
                               =====================================================================
Class S                          Shares            Amount               Shares             Amount
----------------------------------------------------------------------------------------------------
   Shares sold                     254,206         2,098,304              893,010          8,230,661
   Shares redeemed                (596,146)       (4,931,68)             (984,036)        (9,278,313)
                               ---------------------------------------------------------------------
   Net decrease                   (341,940)       (2,833,378)             (91,026)       ($1,047,652)
                               =====================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the former distributor and MetLife were $111,342 and $7,218, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $2,764 for Class B(1) were paid by the distributor, not the fund.

*** Includes $12,248 and $1,243 in deferred sales charges collected by the former distributor for Class B(1) and Class B, respectively.

****  Includes $318 in deferred sales charges collected by the former distributor.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                           Class A
                                                       =============================================================================
                                                       Six months ended                     Years ended October 31
                                                        April 30, 2003   -----------------------------------------------------------
Per-Share Data                                          (unaudited)(a)   2002 (a)    2001 (a)     2000 (a)     1999 (a)     1998 (a)
===================================================================================================================================
Net asset value, beginning of period ($)                      7.91         9.48        14.19        12.85        10.31         9.42
                                                            ------       ------       ------       ------       ------       ------
  Net investment loss ($)*                                   (0.01)       (0.02)       (0.06)       (0.06)       (0.06)       (0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency($)                     (0.17)       (1.55)       (3.86)        1.85         2.81         0.90
                                                            ------       ------       ------       ------       ------       ------
Total from investment operations ($)                         (0.18)        1.57        (3.92)        1.79         2.75         0.89
                                                            ------       ------       ------       ------       ------       ------
  Dividend from net investment income ($)                       --           --           --           --        (0.21)          --
  Distributions from capital gains ($)                          --           --        (0.79)       (0.45)          --           --
                                                            ------       ------       ------       ------       ------       ------
Total distributions ($)                                         --           --        (0.79)       (0.45)       (0.21)          --
                                                            ------       ------       ------       ------       ------       ------
Net asset value, end of period ($)                            7.73         7.91         9.48        14.19        12.85        10.31
                                                            ======       ======       ======       ======       ======       ======
Total return (%) (b)                                         (2.28)(c)   (16.56)      (29.01)       13.80        27.02         9.45

Ratios/Supplemental Data
===================================================================================================================================
Net assets at end of period ($ thousands)                   15,471       24,433       33,189       44,084       22,667       15,104
Expense ratio (%)*                                            1.96(d)      1.98         1.99         1.93         1.92         1.90
Expense ratio after expense reductions (%)*                   1.95(d)      1.95         1.95         1.93         1.90         1.90
Ratio of net investment loss to average net assets (%)*      (0.34)(d)    (0.24)       (0.56)       (0.35)       (0.54)       (0.20)
Portfolio turnover rate (%)                                  24.08       144.36       199.08        77.61        78.04       116.28
*Reflects voluntary reduction of expenses of
these amounts (%)                                             0.99(d)      0.60         0.33         0.24         0.42         0.75

                                                                                   Class B(1)
                                                     ======================================================================
                                                                                                         January 1, 1999
                                                     Six months ended      Years ended October 31        (commencement of
                                                      April 30, 2003   -------------------------------    share class) to
Per-Share Data                                        (unaudited)(a)   2002(a)     2001(a)     2000(a)  October 31, 1999(a)
===========================================================================================================================
Net asset value, beginning of period ($)                   7.43          8.98       13.59       12.42          10.63
                                                          -----         -----       -----       -----          -----
  Net investment loss ($)*                                (0.04)        (0.08)      (0.14)      (0.16)         (0.11)
  Net realized and unrealized gain
  (loss) on investments
  and foreign currency ($)                                (0.14)        (1.47)      (3.68)       1.78           1.90
                                                          -----         -----       -----       -----          -----
Total from investment operations ($)                      (0.18)        (1.55)      (3.82)       1.62           1.79
                                                          -----         -----       -----       -----          -----
  Distributions from capital gains ($)                       --            --       (0.79)      (0.45)            --
                                                          -----         -----       -----       -----          -----
Total distributions ($)                                      --            --       (0.79)      (0.45)            --
                                                          -----         -----       -----       -----          -----
Net asset value, end of period ($)                         7.25          7.43        8.98       13.59          12.42
                                                          =====         ======      ======      =====          =====
Total return (%) (b)                                      (2.42)(c)     (17.26)     (29.59)     12.89          16.84(c)

Ratios/Supplemental Data
===========================================================================================================================
Net assets at end of period ($ thousands)                 4,579         6,707       7,110       7,887          2,433
Expense ratio (%)*                                         2.66(d)       2.68        2.69        2.65           2.67(d)
Expense ratio after expense reductions (%)*                2.65(d)       2.65        2.65        2.65           2.65(d)
Ratio of net investment loss to average net assets (%)*   (1.13)(d)     (0.91)      (1.25)      (1.02)         (1.29)(d)
Portfolio turnover rate (%)                               24.08         144.36      199.08      77.61          78.04
*Reflects voluntary reduction of expenses of
these amounts (%)                                          1.01(d)       0.56        0.33        0.24           0.42(d)


The text and notes are an integral part of the financial statements.

12 State Street Research International Equity Fund

                                                                                           Class B
                                                       =============================================================================
                                                       Six months ended                     Years ended October 31
                                                        April 30, 2003   -----------------------------------------------------------
Per-Share Data                                          (unaudited)(a)   2002 (a)    2001 (a)     2000 (a)     1999 (a)     1998 (a)
===================================================================================================================================
Net asset value, beginning of period ($)                     7.43          8.98       13.59       12.42        9.95        9.16
                                                            -----         -----      ------      ------      ------      ------
  Net investment loss ($)*                                  (0.04)        (0.08)      (0.15)      (0.17)      (0.14)      (0.05)
  Net realized and unrealized gain
  (loss) on investments
  and foreign currency ($)                                  (0.14)        (1.47)      (3.67)       1.79        2.73        0.84
                                                            -----         -----      ------      ------      ------      ------
Total from investment operations ($)                        (0.18)        (1.55)      (3.82)       1.62        2.59        0.79
                                                            -----         -----      ------      ------      ------      ------
  Dividend from net investment income ($)                      --            --          --          --       (0.12)         --
  Distributions from capital gains ($)                         --            --       (0.79)      (0.45)         --          --
                                                            -----         -----      ------      ------      ------      ------
Total distributions ($)                                        --            --       (0.79)      (0.45)      (0.12)         --
                                                            -----         -----      ------      ------      ------      ------
Net asset value, end of period ($)                           7.25          7.43        8.98       13.59       12.42        9.95
                                                            =====         ======     ======      ======      ======      ======
Total return (%) (b)                                        (2.42)(c)    (17.26)     (29.64)      12.97       26.30        8.62

Ratios/Supplemental Data
===================================================================================================================================
Net assets at end of period ($ thousands)                   5,130         6,866      13,106      22,366      19,865      21,117
Expense ratio (%)*                                           2.66(d)       2.68        2.69        2.65        2.67        2.65
Expense ratio after expense reductions (%)*                  2.65(d)       2.65        2.65        2.65        2.65        2.65
Ratio of net investment loss to average net assets (%)*     (1.09)(d)     (0.93)      (1.36)      (1.09)      (1.28)      (0.88)
Portfolio turnover rate (%)                                 24.08        144.36      199.08       77.61       78.04      116.28
*Reflects voluntary reduction of expenses of
these amounts (%)                                            1.02(d)       0.65        0.33        0.24        0.42        0.75

                                                                                           Class C
                                                       =============================================================================
                                                       Six months ended                     Years ended October 31
                                                        April 30, 2003   -----------------------------------------------------------
Per-Share Data                                          (unaudited)(a)   2002 (a)    2001 (a)     2000 (a)     1999 (a)     1998 (a)
===================================================================================================================================
Net asset value, beginning of period ($)                     7.46        9.02       13.62       12.44        9.95        9.16
                                                            -----       -----       -----       -----       -----       -----
  Net investment loss ($)*                                  (0.04)      (0.08)      (0.14)      (0.16)      (0.14)      (0.05)
  Net realized and unrealized gain
  (loss) on investments
  and foreign currency ($)                                  (0.14)      (1.48)      (3.67)       1.79        2.73        0.84
                                                            -----       -----       -----       -----       -----       -----
Total from investment operations ($)                        (0.18)      (1.56)      (3.81)       1.63        2.59        0.79
                                                            -----       -----       -----       -----       -----       -----
  Dividend from net investment income ($)                      --          --          --          --       (0.10)         --
  Distributions from capital gains ($)                         --          --       (0.79)      (0.45)         --          --
                                                            -----       -----       -----       -----       -----       -----
Total distributions ($)                                        --          --       (0.79)      (0.45)      (0.10)         --
                                                            -----       -----       -----       -----       -----       -----
Net asset value, end of period ($)                           7.28        7.46        9.02       13.62       12.44        9.95
                                                            =====       ======      ======      =====       =====        ====
Total return (%) (b)                                        (2.41)(c)  (17.29)     (29.49)      13.03       26.17        8.62

Ratios/Supplemental Data
===================================================================================================================================
Net assets at end of period ($ thousands)                   1,098       1,480       2,139       3,518       2,339       1,706
Expense ratio (%)*                                           2.66(d)     2.68        2.69        2.65        2.67        2.65
Expense ratio after expense reductions (%)*                  2.65(d)     2.65        2.65        2.65        2.65        2.65
Ratio of net investment loss to average net assets (%)*     (1.11)(d)   (0.95)      (1.24)      (1.04)      (1.29)      (0.90)
Portfolio turnover rate (%)                                 24.08      144.36      199.08       77.61       78.04      116.28
*Reflects voluntary reduction of expenses of
these amounts (%)                                            1.01(d)     0.61        0.33        0.24        0.42        0.75

(a)   Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the former distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)   Not annualized
(d)   Annualized

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                           Class S
                                                       =============================================================================
                                                       Six months ended                     Years ended October 31
                                                        April 30, 2003   -----------------------------------------------------------
Per-Share Data                                          (unaudited)(a)   2002 (a)    2001 (a)     2000 (a)     1999 (a)     1998 (a)
===================================================================================================================================
Net asset value, beginning of period ($)                     8.08        9.67        14.43        13.03        10.44         9.51
                                                            -----       -----       ------       ------       ------       ------
 Net investment income (loss) ($)*                          (0.00)       0.01        (0.04)       (0.01)       (0.03)        0.00
 Net realized and unrealized gain (loss) on investments
 and foreign currency ($)                                   (0.16)      (1.60)       (3.93)        1.86         2.85         0.93
                                                            -----       -----       ------       ------       ------       ------
Total from investment operations ($)                        (0.16)      (1.59)       (3.97)        1.85         2.82         0.93
                                                            -----       -----       ------       ------       ------       ------
 Dividend from net investment income ($)                       --          --           --           --        (0.23)          --
 Distributions from capital gains ($)                          --          --        (0.79)       (0.45)          --           --
                                                            -----       -----       ------       ------       ------       ------
Total distributions ($)                                        --          --        (0.79)       (0.45)       (0.23)          --
                                                            -----       -----       ------       ------       ------       ------
Net asset value, end of period ($)                           7.92        8.08         9.67        14.43        13.03        10.44
                                                            =====       ======      ======       ======       ======       ======
Total return (%) (b)                                        (1.98)(c)  (16.44)      (28.92)       14.16        27.48         9.78

Ratios/Supplemental Data
=================================================================================================================================
Net assets at end of period ($ thousands)                   5,985       8,866       11,493       17,037       13,595       13,615
Expense ratio (%)*                                           1.66(d)     1.68         1.69         1.65         1.67         1.65
Expense ratio after expense reductions (%)*                  1.65(d)     1.65         1.65         1.65         1.65         1.65
Ratio of net investment income (loss)
to average net assets (%)*                                  (0.10)(d)    0.07        (0.32)       (0.08)       (0.28)        0.06
Portfolio turnover rate (%)                                 24.08      144.36       199.08        77.61        78.04       116.28
*Reflects voluntary reduction of expenses of
these amounts (%)                                            1.01(d)     0.59         0.33         0.24         0.42         0.75

(a)   Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the former distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)   Not annualized
(d)   Annualized


The text and notes are an integral part of the financial statements.

14 State Street Research International Equity Fund

State Street Research International Equity Fund
--------------------------------------------------------------------------------

Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research International Equity Fund (the "Fund"), a series of State Street Research Financial Trust, was convened on April 25, 2003 ("Meeting"). The results of the Meeting are set forth below.

                                                                          Votes (millions of shares)
                                                                         ---------------------------
Action on Proposal                                                         For   Against   Abstain
----------------------------------------------------------------------------------------------------
For All Classes of International Equity Fund

To approve an Agreement and Plan of
Reorganization between State Street Research
Financial Trust on behalf of State Street Research
International Equity Fund and Quantitative Group
of Funds on behalf of the Quant Foreign Value Fund                         2.0     0.1       0.4

To approve the Interim Advisory Agreement
between Quantitative Investment Advisors, Inc., and
State Street Research Financial Trust on behalf of
State Street Research International Equity Fund                            2.0     0.1       0.4

To approve the Interim Sub-Advisory Agreement
between Quantitative Investment Advisors, Inc.,
and Polaris Capital Management, Inc.                                       2.0     0.1       0.4


            The text and notes are an integral part of the financial statements.

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CONTROL NUMBER:(exp0604)SSR-LD                                     IE-1892-0603